UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2015

Rating	Percentage of Fund Investments
A3	0.26%
B1	16.53
B2	13.91
B3	12.11
Ba1	4.04
Ba2	8.35
Ba3	13.93
Baa2	0.79
Baa3	2.51
CCC, CC, C	13.85
D	0.37
Equities	2.78
Not Rated	1.81
Short Term Investments	8.76
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$989.60	$1.29*

Hypothetical (5% return before expenses)	$1,000.00	$1,004.66	$3.71*

Initial Class
Actual	$1,000.00	$1,024.70	$5.57**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.55**

* Expenses are equal to the Fund’s annualized expense ratio of 0.75% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

BANK LOANS
$820,000	Academy Ltd(b)
	4.28%, 06/30/2022	$818,975
685,000	Air Medical Group Holdings Inc(b)
	4.50%, 04/28/2022	679,577
249,375	American Tire Distributors(b)
	5.25%, 09/01/2021	251,401
605,000	Asurion Corp(b)
	8.50%, 03/03/2021	613,470
897,120	Avaya Inc(b)
	6.25%, 05/29/2020	865,534
	Caesars Entertainment Operating Co(b)
1,316,108	11.00%, 03/01/2017	1,177,212
194,025	11.50%, 01/28/2018	168,705
1,188,000	Caesars Growth Properties Holdings LLC(b)
	6.25%, 05/07/2021	1,003,860
518,437	CEC Entertainment Inc(b)
	4.00%, 02/14/2021	503,532
240,000	Concordia Healthcare Corp(b)
	4.75%, 04/21/2022	240,700
439,148	CPG International(b)
	4.75%, 09/30/2020	434,756
250,000	Del Monte Corp(b)
	8.25%, 08/18/2021	226,719
531,863	DPX Holdings BV(b)
	4.25%, 03/11/2021	528,064
825,000	Fieldwood Energy(b)
	8.38%, 09/30/2020	628,031
328,319	Gates Global TLB(b)
	4.25%, 07/05/2021	322,984
572,016	Getty Images Inc(b)
	4.75%, 10/18/2019	424,007
303,000	iHeartcommunications Inc(b)
	6.94%, 01/30/2019	279,202
40,378	Istar Financial Inc(b)
	7.00%, 03/19/2017	41,236
1,098,642	JC Penney Co Inc(b)
	5.00%, 06/20/2019	1,095,346
350,000	Jeld-Wen(b)(c)
	4.29%, 06/30/2022	350,000
340,000	Navistar Inc(b)
	5.75%, 08/17/2017	340,000
870,528	Neiman Marcus(b)
	4.25%, 10/25/2020	864,790
258,241	Ortho-Clinical Diagnostics(b)
	4.75%, 06/30/2021	252,682
1,244,540	Rock Ohio Caesar(b)
	5.00%, 06/20/2019	1,216,538
305,000	Shelf Drill Holdings Ltd(b)
	10.00%, 10/08/2018	219,600
	Talbots Inc(b)
458,838	5.50%, 03/20/2020	447,367
230,000	9.50%, 03/19/2021(c)	225,400
225,766	Tervita Corp(b)
	6.25%, 05/15/2018	211,185
995,230	Texas Competitive Electric Holdings Co(b)
	4.67%, 10/10/2017	563,981

Principal Amount(a)		Fair Value

Bank Loans — (continued)
$548,809	Univision Communications(b)
	4.00%, 03/01/2020	$544,693
131,963	Vantage Drilling Co(b)
	5.75%, 03/28/2019	80,497
198,974	Yonkers Racing Corp(b)(c)
	4.25%, 08/20/2019	191,761

TOTAL BANK LOANS — 5.12% (Cost $16,797,168)		$15,811,805

CORPORATE BONDS AND NOTES
Basic Materials — 5.47%
780,000	A Schulman Inc(d)
	6.88%, 06/01/2023	795,600
	ArcelorMittal
745,000	10.60%, 06/01/2019	892,137
300,000	6.13%, 06/01/2025	299,063
100,000	7.75%, 10/15/2039	99,500
730,000	Celanese US Holdings LLC
	5.88%, 06/15/2021	781,100
	Chemours Co(d)
380,000	6.63%, 05/15/2023	368,125
220,000	7.00%, 05/15/2025	213,400
915,000	Compass Minerals International Inc(d)
	4.88%, 07/15/2024	901,275
385,000	Eldorado Gold Corp(d)
	6.13%, 12/15/2020	381,150
	First Quantum Minerals Ltd(d)
52,000	6.75%, 02/15/2020	50,310
1,205,000	7.00%, 02/15/2021	1,152,281
200,000	7.25%, 05/15/2022	191,250
115,000	Hexion US Finance Corp
	6.63%, 04/15/2020	105,513
1,275,000	HudBay Minerals Inc
	9.50%, 10/01/2020	1,351,500
380,000	Huntsman International LLC(d)
	5.13%, 11/15/2022	374,300
265,000	INEOS Group Holdings SA(d)(e)
	6.13%, 08/15/2018	270,631
700,000	Mercer International Inc(e)
	7.75%, 12/01/2022	752,500
1,750,000	Momentive Performance Materials Inc(e)
	3.88%, 10/24/2021	785,322
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	134,550
475,000	6.25%, 11/15/2022(e)	469,063
885,000	Perstorp Holding AB(d)
	8.75%, 05/15/2017	920,400
660,000	Platform Specialty Products Corp(d)
	6.50%, 02/01/2022	681,450
830,000	PQ Corp(d)
	8.75%, 11/01/2018	838,300
765,000	Ryerson Inc / Joseph T Ryerson & Son Inc(e)
	9.00%, 10/15/2017	770,737
200,000	Smurfit Kappa Acquisitions(d)
	4.88%, 09/15/2018	209,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Basic Materials — (continued)
$395,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	$485,850
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	325,650
40,000	6.38%, 08/15/2022	41,850
245,000	5.25%, 04/15/2023	243,163
340,000	5.50%, 10/01/2024	340,000
515,000	TPC Group Inc(d)
	8.75%, 12/15/2020	476,375
	WR Grace & Co-Conn(d)
495,000	5.13%, 10/01/2021	498,712
680,000	5.63%, 10/01/2024	688,500

		16,889,057

Communications — 15.88%
675,000	Alcatel-Lucent USA Inc(d)
	6.75%, 11/15/2020	713,812
	Altice Financing SA(d)
330,000	7.88%, 12/15/2019	347,325
200,000	6.63%, 02/15/2023	198,560
600,000	Altice Finco SA(d)
	7.63%, 02/15/2025	576,000
	Altice SA(d)
1,805,000	7.75%, 05/15/2022	1,746,337
400,000	7.63%, 02/15/2025	376,000
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,754,612
345,000	10.50%, 03/01/2021(e)	284,625
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	305,200
280,000	7.75%, 04/15/2018	302,400
45,000	8.00%, 04/15/2020	48,825
	CCO Holdings LLC / CCO Holdings Capital Corp
220,000	6.50%, 04/30/2021	230,175
745,000	5.25%, 09/30/2022	733,825
1,420,000	5.13%, 02/15/2023	1,384,500
	CenturyLink Inc
80,000	5.63%, 04/01/2020	80,100
820,000	6.75%, 12/01/2023	822,563
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	516,038
755,000	6.50%, 11/15/2022	786,144
395,000	CommScope Technologies Finance LLC(d)
	6.00%, 06/15/2025	393,519
	CSC Holdings LLC
520,000	6.75%, 11/15/2021	548,600
670,000	5.25%, 06/01/2024	643,200
370,000	Cumulus Media Holdings Inc(e)
	7.75%, 05/01/2019	339,475
930,000	Digicel Ltd(d)(e)
	6.75%, 03/01/2023	911,679
	DISH DBS Corp
130,000	7.88%, 09/01/2019	144,170
635,000	5.88%, 11/15/2024	609,997

Principal Amount(a)		Fair Value

Communications — (continued)
$220,000	Entercom Radio LLC
	10.50%, 12/01/2019	$235,950
	Frontier Communications Corp
975,000	6.25%, 09/15/2021	887,250
105,000	7.63%, 04/15/2024	92,663
905,000	Gray Television Inc
	7.50%, 10/01/2020	959,300
	iHeartCommunications Inc
1,680,000	9.00%, 12/15/2019	1,601,040
705,000	9.00%, 03/01/2021	638,025
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	351,006
315,000	6.63%, 12/15/2022	286,650
	Intelsat Luxembourg SA(e)
740,000	7.75%, 06/01/2021	617,900
585,000	8.13%, 06/01/2023	485,550
	Lamar Media Corp
330,000	5.88%, 02/01/2022	341,550
385,000	5.38%, 01/15/2024	389,331
210,000	Level 3 Communications Inc
	5.75%, 12/01/2022	208,425
	Level 3 Financing Inc
170,000	7.00%, 06/01/2020	180,413
160,000	6.13%, 01/15/2021	167,792
965,000	5.38%, 08/15/2022	974,650
	LIN Television Corp
110,000	6.38%, 01/15/2021	112,475
290,000	5.88%, 11/15/2022(d)	293,625
	Numericable-SFR SAS(d)
1,695,000	6.00%, 05/15/2022	1,670,634
100,000	EUR, 5.63%, 05/15/2024	112,321
500,000	6.25%, 05/15/2024	491,875
	Outfront Media Capital LLC / Outfront Media Capital Corp
510,000	5.63%, 02/15/2024	521,475
215,000	5.63%, 02/15/2024(d)	219,838
435,000	5.88%, 03/15/2025	450,225
615,000	Plantronics Inc(d)
	5.50%, 05/31/2023	622,687
600,000	Quebecor Media Inc
	5.75%, 01/15/2023	598,500
105,000	Qwest Corp
	6.75%, 12/01/2021	115,894
	Sinclair Television Group Inc
310,000	5.38%, 04/01/2021	312,325
295,000	6.38%, 11/01/2021	304,588
739,000	5.63%, 08/01/2024(d)	722,372
	Sirius XM Radio Inc(d)
600,000	5.88%, 10/01/2020	615,000
355,000	6.00%, 07/15/2024	358,550
770,000	SoftBank Group Corp(d)
	4.50%, 04/15/2020	772,887
1,295,000	Sprint Capital Corp
	6.88%, 11/15/2028	1,113,700
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	367,010
130,000	7.00%, 08/15/2020	129,025
	Sprint Corp
2,090,000	7.25%, 09/15/2021	2,037,750
1,560,000	7.88%, 09/15/2023	1,521,468

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Communications — (continued)
$220,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	$193,600
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	149,350
170,000	6.63%, 04/28/2021	176,375
490,000	6.13%, 01/15/2022	505,925
815,000	6.00%, 03/01/2023	834,356
1,035,000	6.63%, 04/01/2023	1,075,106
465,000	6.84%, 04/28/2023	488,831
840,000	6.38%, 03/01/2025	858,900
	TEGNA Inc
655,000	5.13%, 07/15/2020	671,375
335,000	4.88%, 09/15/2021(d)	332,488
460,000	Tribune Media Co(d)
	5.88%, 07/15/2022	463,450
400,000	Unitymedia GmbH(d)
	6.13%, 01/15/2025	418,000
	Univision Communications Inc(d)
350,000	8.50%, 05/15/2021	368,375
185,000	5.13%, 02/15/2025	178,562
770,000	Videotron Ltd
	5.00%, 07/15/2022	768,075
200,000	Virgin Media Finance PLC(d)
	6.38%, 04/15/2023	206,750
180,000	Virgin Media Secured Finance PLC(d)
	5.38%, 04/15/2021	185,400
1,100,000	West Corp(d)
	5.38%, 07/15/2022	1,028,500
1,625,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp
	10.25%, 07/15/2019	1,734,687
530,000	Wind Acquisition Finance SA(d)
	7.38%, 04/23/2021	535,962
	Windstream Services LLC
1,095,000	7.75%, 10/01/2021	1,001,925
170,000	6.38%, 08/01/2023	138,338

		48,993,730

Consumer, Cyclical — 14.05%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	241,325
1,180,000	6.00%, 04/01/2022	1,212,450
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	289,275
345,000	5.75%, 06/15/2025(d)	338,100
	American Axle & Manufacturing Inc
1,055,000	7.75%, 11/15/2019(e)	1,192,150
240,000	6.25%, 03/15/2021	252,000
710,000	American Tire Distributors Inc(d)
	10.25%, 03/01/2022	757,925
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	351,345
600,000	8.00%, 06/15/2021	459,000
340,000	Boyd Gaming Corp
	6.88%, 05/15/2023	348,500

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$445,000	Brookfield Residential Properties Inc(d)
	6.50%, 12/15/2020	$442,962
515,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d)
	6.13%, 07/01/2022	507,275
270,000	CCM Merger Inc(d)
	9.13%, 05/01/2019	288,900
310,000	CEC Entertainment Inc
	8.00%, 02/15/2022	307,675
120,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
	5.38%, 06/01/2024	121,344
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	659,181
235,000	4.88%, 06/01/2023	225,894
	Dana Holding Corp
1,030,000	6.00%, 09/15/2023	1,074,419
360,000	5.50%, 12/15/2024	353,700
	Family Tree Escrow LLC(d)
175,000	5.25%, 03/01/2020	183,094
250,000	5.75%, 03/01/2023	261,250
1,225,000	FCA US LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021	1,335,250
245,000	First Cash Financial Services Inc
	6.75%, 04/01/2021	257,863
	General Motors Co
145,000	0.00%, 07/15/2023(f)	2,175
120,000	0.00%, 07/15/2033(f)	1,800
120,000	5.20%, 04/01/2045	118,853
440,000	Gibson Brands Inc(d)
	8.88%, 08/01/2018	444,400
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018	159,069
775,000	4.88%, 11/01/2020	788,562
1,110,000	Great Canadian Gaming Corp(d)
	CAD, 6.63%, 07/25/2022	926,481
	HD Supply Inc
195,000	7.50%, 07/15/2020	206,213
340,000	11.50%, 07/15/2020	392,700
975,000	5.25%, 12/15/2021(d)	988,406
450,000	Isle of Capri Casinos Inc
	5.88%, 03/15/2021	462,375
	JC Penney Corp Inc
155,000	5.75%, 02/15/2018	151,706
85,000	8.13%, 10/01/2019	84,150
100,000	5.65%, 06/01/2020	90,250
645,000	Jo-Ann Stores Holdings Inc(d)(g)
	9.75%, 10/15/2019	577,275
700,000	Jo-Ann Stores LLC(d)
	8.13%, 03/15/2019	658,875
450,000	L Brands Inc
	5.63%, 02/15/2022	473,625
140,000	Landry’s Holdings II Inc(d)
	10.25%, 01/01/2018	145,250
	Lennar Corp
65,000	4.50%, 06/15/2019	66,300

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$735,000	4.75%, 11/15/2022	$722,137
710,000	M/I Homes Inc
	8.63%, 11/15/2018	734,850
475,000	Mattamy Group Corp(d)
	6.50%, 11/15/2020	458,375
	MGM Resorts International
510,000	5.25%, 03/31/2020	513,825
780,000	6.75%, 10/01/2020	826,800
1,290,813	MTR Gaming Group Inc
	11.50%, 08/01/2019	1,373,102
278,000	Navistar International Corp(e)
	8.25%, 11/01/2021	264,100
455,000	Neiman Marcus Group LLC
	7.13%, 06/01/2028	457,275
	Neiman Marcus Group LTD LLC(d)
565,000	8.00%, 10/15/2021	594,662
965,000	8.75%, 10/15/2021(g)	1,036,169
535,000	Omega US Sub LLC(d)
	8.75%, 07/15/2023	533,663
875,000	Penn National Gaming Inc
	5.88%, 11/01/2021	881,562
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	696,800
490,000	5.38%, 12/01/2024	496,125
275,000	Petco Animal Supplies Inc(d)
	9.25%, 12/01/2018	287,375
550,000	Petco Holdings Inc(d)(g)
	8.50%, 10/15/2017	565,125
513,000	Pittsburgh Glass Works LLC(d)
	8.00%, 11/15/2018	539,932
	PulteGroup Inc
190,000	7.88%, 06/15/2032	218,500
330,000	6.00%, 02/15/2035	320,925
	Regal Entertainment Group
825,000	5.75%, 03/15/2022	834,240
465,000	5.75%, 06/15/2023	467,325
145,000	5.75%, 02/01/2025	141,556
1,085,000	Rite Aid Corp(d)
	6.13%, 04/01/2023	1,117,550
135,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d)
	9.50%, 06/15/2019	141,919
615,000	Sabre Global Inc(d)
	5.38%, 04/15/2023	605,775
	Schaeffler Holding Finance BV(d)(g)
355,000	6.88%, 08/15/2018	367,425
200,000	6.75%, 11/15/2022	215,750
170,000	Scientific Games Corp(e)
	8.13%, 09/15/2018	160,650
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(e)	124,400
615,000	7.00%, 01/01/2022(d)	634,987
1,910,000	10.00%, 12/01/2022	1,828,825
1,420,000	Six Flags Entertainment Corp(d)
	5.25%, 01/15/2021	1,451,950
	Standard Pacific Corp
440,000	6.25%, 12/15/2021	466,400
290,000	5.88%, 11/15/2024	298,700

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d)
	6.38%, 06/01/2021	$1,111,500
	Taylor Morrison Communities Inc / Monarch Communities Inc(d)
305,000	5.25%, 04/15/2021	300,425
190,000	5.63%, 03/01/2024	182,875
600,000	Tenneco Inc
	5.38%, 12/15/2024	616,500
840,000	TRI Pointe Holdings Inc
	5.88%, 06/15/2024	823,200
100,000	TRW Automotive Inc(d)
	4.50%, 03/01/2021	100,875
180,000	Univar USA Inc(d)
	6.75%, 07/15/2023	181,800
	ZF North America Capital Inc(d)
565,000	4.50%, 04/29/2022	553,446
920,000	4.75%, 04/29/2025(e)	890,680

		43,339,397

Consumer, Non-cyclical — 12.66%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021	844,600
555,000	5.13%, 07/01/2022	550,837
	Ashtead Capital Inc(d)
1,050,000	6.50%, 07/15/2022	1,113,000
435,000	5.63%, 10/01/2024	436,088
830,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d)
	5.13%, 06/01/2022	809,250
380,000	Capsugel SA(d)(e)(g)
	7.00%, 05/15/2019	386,694
585,000	Centene Corp
	4.75%, 05/15/2022	602,550
1,535,000	Ceridian HCM Holding Inc(d)
	11.00%, 03/15/2021	1,623,262
	CHS/Community Health Systems Inc
540,000	5.13%, 08/01/2021	550,125
95,000	6.88%, 02/01/2022	100,225
675,000	Concordia Healthcare Corp(d)
	7.00%, 04/15/2023	675,000
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	119,924
890,000	4.25%, 05/01/2023	876,650
360,000	ConvaTec Finance International SA(d)(g)
	8.25%, 01/15/2019	353,700
345,000	ConvaTec Healthcare E SA(d)
	10.50%, 12/15/2018	363,975
675,000	Crimson Merger Sub Inc(d)
	6.63%, 05/15/2022	592,312
	DaVita HealthCare Partners Inc
70,000	5.13%, 07/15/2024	68,819
285,000	5.00%, 05/01/2025	274,313
640,000	Dean Foods Co(d)
	6.50%, 03/15/2023	652,800

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$855,000	DPX Holdings BV(d)
	7.50%, 02/01/2022	$891,337
490,000	Elizabeth Arden Inc(e)
	7.38%, 03/15/2021	396,900
	Endo Finance LLC(d)
1,425,000	5.75%, 01/15/2022	1,442,812
65,000	5.38%, 01/15/2023	64,188
470,000	6.00%, 07/15/2023	480,575
430,000	6.00%, 02/01/2025	436,988
260,000	ESAL GmbH(d)
	6.25%, 02/05/2023	256,100
560,000	Garda World Security Corp(d)
	7.25%, 11/15/2021	537,600
770,000	Halyard Health Inc(d)
	6.25%, 10/15/2022	806,575
	HCA Inc
1,540,000	6.50%, 02/15/2020	1,720,950
55,000	7.50%, 02/15/2022	63,181
185,000	5.38%, 02/01/2025	188,016
350,000	Hologic Inc(d)
	5.25%, 07/15/2022	357,438
1,255,000	Igloo Holdings Corp(d)(g)
	8.25%, 12/15/2017	1,264,412
430,000	Jaguar Holding Co I(d)(g)
	9.38%, 10/15/2017	439,116
545,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(d)
	9.50%, 12/01/2019	580,425
990,000	JBS USA LLC / JBS USA Finance Inc(d)
	7.25%, 06/01/2021	1,043,212
510,000	JLL/Delta Dutch Pledgeco BV(d)(g)
	8.75%, 05/01/2020	517,650
805,000	Kinetic Concepts Inc / KCI USA Inc
	10.50%, 11/01/2018	859,354
582,000	Lender Processing Services Inc / Black Knight Lending Solutions Inc
	5.75%, 04/15/2023	612,555
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)
	5.50%, 04/15/2025	446,200
555,000	Novelis Inc
	8.75%, 12/15/2020	586,912
305,000	Omnicare Inc
	4.75%, 12/01/2022	323,300
330,000	Pilgrim’s Pride Corp(d)
	5.75%, 03/15/2025	333,300
350,000	Prestige Brands Inc(d)(e)
	5.38%, 12/15/2021	350,000
970,000	Revlon Consumer Products Corp
	5.75%, 02/15/2021	950,600
	Service Corp International
539,000	5.38%, 01/15/2022	565,950
905,000	5.38%, 05/15/2024	945,725
290,000	7.50%, 04/01/2027	333,500
	Spectrum Brands Inc
262,000	6.75%, 03/15/2020	275,886
20,000	6.38%, 11/15/2020	21,150
15,000	6.63%, 11/15/2022	15,975

Principal Amount(a)			Fair Value

Consumer, Non-cyclical — (continued)
$	325,000	6.13%, 12/15/2024(d)	$340,438
	340,000	5.75%, 07/15/2025(d)	345,100
	85,000	Sterigenics-Nordion Holdings LLC(d)
		6.50%, 05/15/2023	86,275
	440,000	Teleflex Inc
		5.25%, 06/15/2024	445,588
		Tenet Healthcare Corp
	265,000	6.25%, 11/01/2018	287,856
	95,000	4.75%, 06/01/2020	96,484
	565,000	3.79%, 06/15/2020(b)(d)	569,944
	735,000	6.00%, 10/01/2020	783,694
	1,085,000	4.50%, 04/01/2021	1,074,150
	210,000	4.38%, 10/01/2021	205,275
	980,000	TMS International Corp(d)
		7.63%, 10/15/2021	955,500
		United Rentals North America Inc
	265,000	6.13%, 06/15/2023	270,631
	345,000	5.75%, 11/15/2024	339,825
	505,000	5.50%, 07/15/2025	487,956
		Valeant Pharmaceuticals International Inc(d)
	415,000	5.38%, 03/15/2020	428,488
	20,000	7.00%, 10/01/2020	20,800
	35,000	5.63%, 12/01/2021	35,788
	300,000	5.50%, 03/01/2023	303,000
	670,000	5.88%, 05/15/2023	686,750
	600,000	6.13%, 04/15/2025	617,250
	870,000	WellCare Health Plans Inc
		5.75%, 11/15/2020	904,800
	645,000	WhiteWave Foods Co
		5.38%, 10/01/2022	680,475

			39,068,073

Diversified — 0.60%
	610,000	DH Services Luxembourg S.a.r.l.(d)
		7.75%, 12/15/2020	632,875
	230,000	Horizon Pharmaceuticals Financing Inc(d)
		6.63%, 05/01/2023	239,775
	975,000	Nielsen Co Luxembourg S.a.r.l.(d)
		5.50%, 10/01/2021	984,750

			1,857,400

Energy — 11.27%
	325,000	Alpha Natural Resources Inc
		6.25%, 06/01/2021	22,750
		Antero Resources Corp
	740,000	5.38%, 11/01/2021	710,400
	705,000	5.13%, 12/01/2022	666,225
	95,000	5.63%, 06/01/2023(d)	91,794
		Baytex Energy Corp(d)
	65,000	5.13%, 06/01/2021	60,938
	870,000	5.63%, 06/01/2024	806,925
	215,000	Calfrac Holdings LP(d)
		7.50%, 12/01/2020	198,531
		California Resources Corp(e)
	340,000	5.00%, 01/15/2020	299,200

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)			Fair Value

Energy — (continued)
$	1,215,000	6.00%, 11/15/2024	$1,044,900
	385,000	Chaparral Energy Inc
		8.25%, 09/01/2021	284,900
	882,000	CHC Helicopter SA(e)
		9.25%, 10/15/2020	641,655
		Chesapeake Energy Corp
	450,000	3.53%, 04/15/2019(b)	411,750
	665,000	6.13%, 02/15/2021	625,100
	245,000	4.88%, 04/15/2022(e)	212,538
	100,000	5.75%, 03/15/2023(e)	90,500
		Concho Resources Inc
	215,000	6.50%, 01/15/2022	224,138
	280,000	5.50%, 10/01/2022	278,600
	1,025,000	5.50%, 04/01/2023	1,025,000
	450,000	CONSOL Energy Inc
		5.88%, 04/15/2022	382,500
		Denbury Resources Inc
	90,000	6.38%, 08/15/2021	86,400
	660,000	5.50%, 05/01/2022	589,050
	322,000	Energy Transfer Equity LP
		7.50%, 10/15/2020	363,055
		EP Energy LLC / Everest Acquisition Finance Inc
	540,000	9.38%, 05/01/2020	577,098
	70,000	7.75%, 09/01/2022	73,500
	255,000	6.38%, 06/15/2023(d)(e)	255,637
	295,000	EXCO Resources Inc
		7.50%, 09/15/2018	187,325
		Exterran Partners LP / EXLP Finance Corp
	300,000	6.00%, 04/01/2021	289,500
	535,000	6.00%, 10/01/2022	508,250
		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
	340,000	6.75%, 02/01/2022	360,400
	60,000	6.88%, 02/15/2023	64,350
	270,000	FTS International Inc(b)(d)
		7.78%, 06/15/2020	268,674
		Gulfport Energy Corp
	905,000	7.75%, 11/01/2020	947,987
	420,000	6.63%, 05/01/2023(d)	425,250
		Halcon Resources Corp(e)
	355,000	8.63%, 02/01/2020(d)	350,562
	400,000	9.75%, 07/15/2020	269,000
	1,120,000	8.88%, 05/15/2021	736,400
	575,000	Hiland Partners LP / Hiland Partners Finance Corp(d)
		7.25%, 10/01/2020	621,000
	500,000	Hilcorp Energy I LP / Hilcorp Finance Co(d)
		5.00%, 12/01/2024	468,850
	275,000	Key Energy Services Inc
		6.75%, 03/01/2021	162,250
		Kinder Morgan Inc
	100,000	7.80%, 08/01/2031	114,209
	360,000	7.75%, 01/15/2032	412,579
	695,000	Lightstream Resources Ltd(d)(e)
		8.63%, 02/01/2020	446,537

Principal Amount(a)			Fair Value

Energy — (continued)
		Linn Energy LLC / Linn Energy Finance Corp
$	1,760,000	6.25%, 11/01/2019	$1,377,200
	490,000	6.50%, 09/15/2021	367,500
	190,000	Lone Pine Resources Canada Ltd(f)(h)
		10.38%, 02/15/2016	10
	215,000	Milagro Oil & Gas Inc(h)
		10.50%, 05/15/2016	43,000
		Newfield Exploration Co
	560,000	5.75%, 01/30/2022	568,400
	200,000	5.63%, 07/01/2024	202,000
	695,000	5.38%, 01/01/2026	688,050
		Oasis Petroleum Inc
	1,425,000	6.88%, 03/15/2022(e)	1,446,375
	115,000	6.88%, 01/15/2023	113,563
		Offshore Group Investment Ltd
	520,000	7.50%, 11/01/2019	319,800
	190,000	7.13%, 04/01/2023	115,900
		Paragon Offshore PLC(d)
	245,000	6.75%, 07/15/2022	80,850
	1,040,000	7.25%, 08/15/2024	338,000
		Regency Energy Partners LP / Regency Energy Finance Corp
	925,000	5.88%, 03/01/2022	984,675
	395,000	5.50%, 04/15/2023	402,031
	295,000	4.50%, 11/01/2023	284,675
		Rose Rock Midstream LP / Rose Rock Finance Corp
	260,000	5.63%, 07/15/2022	254,150
	345,000	5.63%, 11/15/2023(d)	333,787
		Sabine Pass Liquefaction LLC
	545,000	6.25%, 03/15/2022	564,075
	1,355,000	5.63%, 04/15/2023	1,350,339
	550,000	5.75%, 05/15/2024	547,937
	120,000	Sabine Pass Liquefied Natural Gas LP
		6.50%, 11/01/2020	124,200
	945,000	Samson Investment Co
		9.75%, 02/15/2020	54,338
	680,000	Sand Ridge Energy Inc(d)(e)
		8.75%, 06/01/2020	617,100
		Seven Generations Energy Ltd(d)
	620,000	8.25%, 05/15/2020	657,820
	390,000	6.75%, 05/01/2023	389,025
	345,000	Seventy Seven Energy Inc
		6.50%, 07/15/2022	220,800
	225,000	Seventy Seven Operating LLC
		6.63%, 11/15/2019	177,750
	675,000	Shelf Drilling Holdings Ltd(d)(e)
		8.63%, 11/01/2018	600,750
		SM Energy Co
	95,000	6.50%, 11/15/2021	99,038
	45,000	6.50%, 01/01/2023	46,125
	220,000	Triangle USA Petroleum Corp(d)
		6.75%, 07/15/2022	170,500
	890,000	Unit Corp
		6.63%, 05/15/2021	863,300
	1,445,000	Whiting Petroleum Corp
		5.75%, 03/15/2021	1,421,880

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)			Fair Value

Energy — (continued)
$	104,000	Williams Cos Inc
		7.75%, 06/15/2031	$116,080
		Williams Partners LP / ACMP Finance Corp
	100,000	6.13%, 07/15/2022	106,250
	1,600,000	4.88%, 05/15/2023	1,578,256
	515,000	WPX Energy Inc
		6.00%, 01/15/2022	508,562

			34,790,298

Financial — 11.01%
	305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(d)
		7.88%, 12/15/2020	321,775
	1,190,000	Alliance Data Systems Corp(d)
		5.38%, 08/01/2022	1,172,150
		Ally Financial Inc
	95,000	6.25%, 12/01/2017	101,413
	1,310,000	8.00%, 11/01/2031	1,568,725
	630,000	American International Group Inc(b)
		8.18%, 05/15/2058	834,120
	400,000	Banco Bilbao Vizcaya Argentaria SA(b)(i)
		9.00%, Perpetual	430,000
		Bank of America Corp(b)(i)
	715,000	6.10%, Perpetual	706,062
	265,000	6.50%, Perpetual	274,275
	215,000	BBVA International Preferred SAU(b)(e)(i)
		5.92%, Perpetual	220,375
		CBRE Services Inc
	353,000	5.00%, 03/15/2023	356,530
	260,000	5.25%, 03/15/2025	269,100
		CIT Group Inc
	215,000	5.25%, 03/15/2018	222,256
	230,000	6.63%, 04/01/2018(d)	244,088
	175,000	3.88%, 02/19/2019	173,688
	175,000	5.38%, 05/15/2020	182,438
	825,000	5.00%, 08/15/2022	816,750
	205,000	5.00%, 08/01/2023	201,925
	105,000	Citigroup Inc(b)
		5.90%, 12/29/2049	103,425
	430,000	CNG Holdings Inc(d)
		9.38%, 05/15/2020	311,750
		CNO Financial Group Inc
	325,000	4.50%, 05/30/2020	329,875
	305,000	5.25%, 05/30/2025	309,941
	200,000	Commerzbank AG(d)
		8.13%, 09/19/2023	233,268
	220,000	Communications Sales & Leasing Inc(d)
		8.25%, 10/15/2023	216,150
	240,000	Community Choice Financial Inc
		10.75%, 05/01/2019	122,700
		Corrections Corp of America
	85,000	4.13%, 04/01/2020	84,575
	960,000	4.63%, 05/01/2023	940,800
		Credit Acceptance Corp
	480,000	6.13%, 02/15/2021	481,200

Principal Amount(a)			Fair Value

Financial — (continued)
$	315,000	7.38%, 03/15/2023(d)	$325,238
		Crown Castle International Corp
	235,000	4.88%, 04/15/2022	237,350
	855,000	5.25%, 01/15/2023	861,199
	870,000	DFC Finance Corp(d)
		10.50%, 06/15/2020	659,025
	850,000	Dresdner Funding Trust I(d)
		8.15%, 06/30/2031	1,061,437
		E*TRADE Financial Corp
	605,000	5.38%, 11/15/2022	620,125
	430,000	4.63%, 09/15/2023	422,475
	195,000	Genworth Holdings Inc(b)
		6.15%, 11/15/2066	118,950
	954,000	Howard Hughes Corp(d)
		6.88%, 10/01/2021	1,011,240
	340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(g)
		8.13%, 07/15/2019	338,300
	640,000	Hub International Ltd(d)
		7.88%, 10/01/2021	652,800
		Icahn Enterprises LP / Icahn Enterprises Finance Corp
	725,000	6.00%, 08/01/2020	748,562
	525,000	5.88%, 02/01/2022	534,844
	665,000	Iron Mountain Inc
		6.00%, 08/15/2023	694,925
		iStar Financial Inc
	295,000	7.13%, 02/15/2018	307,154
	160,000	5.00%, 07/01/2019	157,800
	75,000	Liberty Mutual Group Inc(d)
		7.80%, 03/15/2037	88,875
	255,000	Lloyds Bank PLC(b)(i)
		GBP, 13.00%, Perpetual	693,959
	393,000	Lloyds Banking Group PLC(b)(i)
		7.50%, Perpetual	404,790
		MPT Operating Partnership LP / MPT Finance Corp
	85,000	6.88%, 05/01/2021	89,781
	340,000	6.38%, 02/15/2022	362,525
		Nationstar Mortgage LLC / Nationstar Capital Corp
	555,000	7.88%, 10/01/2020	553,612
	370,000	6.50%, 07/01/2021	344,563
	590,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d)
		5.88%, 03/15/2022	630,562
	340,000	Ocwen Financial Corp(d)
		7.13%, 05/15/2019	317,900
	1,005,000	Omega Healthcare Investors Inc
		4.95%, 04/01/2024	1,027,939
		OneMain Financial Holdings Inc(d)
	520,000	6.75%, 12/15/2019	542,100
	515,000	7.25%, 12/15/2021	533,669
		PHH Corp
	355,000	7.38%, 09/01/2019	375,412
	380,000	6.38%, 08/15/2021(e)	373,350
	710,000	Provident Funding Associates LP / PFG Finance Corp(d)
		6.75%, 06/15/2021	678,050

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)			Fair Value

Financial — (continued)
$	830,000	ROC Finance LLC / ROC Finance 1 Corp(d)
		12.13%, 09/01/2018	$886,025
		Royal Bank of Scotland Group PLC
	973,000	7.65%, Perpetual (b)(i)	1,211,385
	255,000	6.00%, 12/19/2023	270,028
	235,000	5.13%, 05/28/2024	234,714
	1,100,000	7.64%, 03/31/2049(b)(e)	1,175,350
		Springleaf Finance Corp
	255,000	5.25%, 12/15/2019	251,494
	435,000	6.00%, 06/01/2020	439,872
	90,000	7.75%, 10/01/2021	97,650
	390,000	Stearns Holdings Inc(d)
		9.38%, 08/15/2020	391,950
	725,000	TMX Finance LLC / TitleMax Finance Corp(d)
		8.50%, 09/15/2018	594,500
	950,000	USI Inc(d)
		7.75%, 01/15/2021	964,250
	510,000	Walter Investment Management Corp(e)
		7.88%, 12/15/2021	473,025

			33,988,108

Industrial — 10.67%
	1,840,000	ADS Waste Holdings Inc
		8.25%, 10/01/2020	1,904,400
	815,000	Air Medical Merger Sub Corp(d)
		6.38%, 05/15/2023	766,100
		Amsted Industries Inc(d)
	345,000	5.00%, 03/15/2022	344,569
	660,000	5.38%, 09/15/2024	655,050
	375,000	ATS Automation Tooling Systems Inc(d)
		6.50%, 06/15/2023	382,969
		Belden Inc(d)
	490,000	5.50%, 09/01/2022	486,325
	610,000	5.25%, 07/15/2024	591,700
	240,000	Berry Plastics Corp
		5.13%, 07/15/2023	234,000
	1,150,000	BlueLine Rental Finance Corp(d)
		7.00%, 02/01/2019	1,181,625
	65,000	Boise Cascade Co
		6.38%, 11/01/2020	68,494
		Bombardier Inc(d)
	105,000	7.75%, 03/15/2020	105,578
	790,000	7.50%, 03/15/2025(e)	716,925
	605,000	Briggs & Stratton Corp
		6.88%, 12/15/2020	656,425
	1,190,000	Building Materials Corp of America(d)
		5.38%, 11/15/2024	1,168,401
		Cemex Finance LLC(d)
	200,000	9.38%, 10/12/2022	222,750
	225,000	6.00%, 04/01/2024	222,683
		Cemex SAB de CV(d)
	745,000	6.50%, 12/10/2019	782,026
	350,000	5.70%, 01/11/2025	333,795
	200,000	6.13%, 05/05/2025	197,340

Principal Amount(a)			Fair Value

Industrial — (continued)
$	610,000	Coveris Holdings SA(d)
		7.88%, 11/01/2019	$606,950
	750,000	CPG Merger Sub LLC(d)
		8.00%, 10/01/2021	775,125
	355,000	Crown Cork & Seal Co Inc
		7.38%, 12/15/2026	398,488
	897,000	Gates Global LLC / Gates Global Co(d)
		6.00%, 07/15/2022	811,785
	795,000	Huntington Ingalls Industries Inc(d)
		5.00%, 12/15/2021	808,912
	415,000	JMC Steel Group Inc(d)
		8.25%, 03/15/2018	379,725
	1,055,000	KLX Inc(d)
		5.88%, 12/01/2022	1,065,434
	610,000	Legrand France SA
		8.50%, 02/15/2025	824,334
	395,000	Louisiana-Pacific Corp
		7.50%, 06/01/2020	420,675
	1,370,000	Manitowoc Co Inc
		5.88%, 10/15/2022	1,476,175
	760,000	Masonite International Corp(d)
		5.63%, 03/15/2023	772,350
	775,000	MasTec Inc
		4.88%, 03/15/2023	707,187
	650,000	Moog Inc(d)
		5.25%, 12/01/2022	661,375
	550,000	Norbord Inc(d)
		6.25%, 04/15/2023	556,875
	570,000	Nortek Inc
		8.50%, 04/15/2021	608,475
		Oshkosh Corp
	880,000	5.38%, 03/01/2022	899,800
	350,000	5.38%, 03/01/2025	350,000
	72,000	Owens Corning
		9.00%, 06/15/2019	85,878
	715,000	Owens-Brockway Glass Container Inc(d)(e)
		5.38%, 01/15/2025	698,913
	455,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
		9.88%, 08/15/2019	477,750
	265,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(d)
		10.00%, 06/01/2020	270,963
	865,000	SBA Communications Corp(e)
		4.88%, 07/15/2022	842,294
		Sealed Air Corp(d)
	305,000	6.50%, 12/01/2020	336,263
	375,000	4.88%, 12/01/2022	369,375
	405,000	5.25%, 04/01/2023	407,531
	265,000	5.13%, 12/01/2024	261,356
	150,000	5.50%, 09/15/2025	151,125
	160,000	6.88%, 07/15/2033	161,600
	635,000	Terex Corp
		6.00%, 05/15/2021	638,175
	115,000	Tervita Corp(d)(e)
		10.88%, 02/15/2018	78,775

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)			Fair Value

Industrial — (continued)
		TransDigm Inc
$	735,000	5.50%, 10/15/2020	$730,406
	90,000	7.50%, 07/15/2021	96,750
	730,000	6.50%, 07/15/2024	720,875
	375,000	USG Corp(d)
		5.50%, 03/01/2025	373,594
	695,000	Vander Intermediate Holding II Corp(d)(g)
		9.75%, 02/01/2019	684,575
	1,050,000	Watco Cos LLC / Watco Finance Corp(d)
		6.38%, 04/01/2023	1,063,125
	570,000	Weekley Homes LLC / Weekley Finance Corp
		6.00%, 02/01/2023	538,650
	745,000	Zebra Technologies Corp(d)
		7.25%, 10/15/2022	806,462

			32,939,255

Technology — 1.83%
	755,000	ACI Worldwide Inc(d)
		6.38%, 08/15/2020	794,637
		First Data Corp
	850,000	8.25%, 01/15/2021(d)	896,750
	257,000	11.25%, 01/15/2021	285,270
	474,000	11.75%, 08/15/2021	533,250
		Freescale Semiconductor Inc(d)
	510,000	5.00%, 05/15/2021	522,750
	20,000	6.00%, 01/15/2022	21,200
	945,000	Infor US Inc(d)
		6.50%, 05/15/2022	961,537
		Micron Technology Inc
	500,000	5.88%, 02/15/2022	505,000
	765,000	5.25%, 08/01/2023(d)	733,444
	375,000	SunGard Data Systems Inc
		6.63%, 11/01/2019	387,188

			5,641,026

Utilities — 3.01%
		AES Corp
	365,000	8.00%, 06/01/2020	421,575
	765,000	7.38%, 07/01/2021	839,587
	1,635,000	5.50%, 04/15/2025	1,553,250
		Calpine Corp
	90,000	5.88%, 01/15/2024(d)	95,175
	985,000	5.75%, 01/15/2025	957,912
	51,000	DPL Inc
		6.50%, 10/15/2016	53,040
		Dynegy Inc(d)
	715,000	6.75%, 11/01/2019	743,958
	60,000	7.38%, 11/01/2022	62,850
	410,000	7.63%, 11/01/2024	433,575
	408,614	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(h)(j)
		11.75%, 03/01/2022	465,310
		GenOn Americas Generation LLC
	895,000	8.50%, 10/01/2021	850,250

Principal Amount(a)				Fair Value

Utilities — (continued)
$150,000	9.13%, 05/01/2031(e)		$	139,500
	GenOn Energy Inc
25,000	9.50%, 10/15/2018			25,500
165,000	9.88%, 10/15/2020			167,888
	NRG Energy Inc
405,000	7.63%, 01/15/2018			443,981
1,075,000	7.88%, 05/15/2021			1,144,875
250,000	NRG Yield Operating LLC(d)
	5.38%, 08/15/2024			251,875
560,000	Southern Star Central Corp(d)
	5.13%, 07/15/2022			568,400
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(j)(k)
	11.50%, 10/01/2020			61,000

				9,279,501

TOTAL CORPORATE BONDS AND NOTES — 86.45% (Cost $273,396,750)		$		266,785,845

CONVERTIBLE BONDS
Financial — 0.15%
386,000	iStar Financial Inc
	3.00%, 11/15/2016			465,130

Technology — 0.10%
312,000	ON Semiconductor Corp(d)
	1.00%, 12/01/2020			308,685

TOTAL CONVERTIBLE BONDS — 0.25% (Cost $736,277)		$		773,815

Shares

COMMON STOCK
Basic Materials — 0.12%
16,955	Huntsman Corp	374,197

Communications — 0.15%
6,900	DISH Network Corp Class A (l)	467,199

Consumer, Cyclical — 0.38%
8,597	General Motors Co	286,538
11,220	Hilton Worldwide Holdings Inc (l)	309,111
31,680	Penn National Gaming Inc (l)	581,328

		1,176,977

Consumer, Non-cyclical — 0.16%
5,765	Live Nation Entertainment Inc (l)	158,480
3,315	Spectrum Brands Holdings Inc	338,097

		496,577

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

Energy — 0.10%
5,680	Connacher Oil & Gas Ltd (l)	$	8,868
18,295	EP Energy Corp Class A (e)(l)		232,895
23,699	Lone Pine Resources Canada Ltd (f)(l)		759
23,699	Lone Pine Resources Inc Class A (f)(l)		948
10,370	Seventy Seven Energy Inc (l)		44,487
106,923	Vantage Drilling Co (l)		20,219

			308,176

Financial — 0.34%
27,940	Ally Financial Inc (l)		626,694
8,946	CIT Group Inc		415,900

			1,042,594

TOTAL COMMON STOCK — 1.25% (Cost $4,154,224)		$	3,865,720

CONVERTIBLE PREFERRED STOCK
Consumer, Non-cyclical — 0.25%
729	Allergan PLC Series A, 5.50%		760,041

Financial — 0.58%
6,185	American Tower Corp, 5.50%		616,954
4,195	Crown Castle International Corp, 4.50%		432,924
32,278	EPR Properties Series C, 5.75%		741,387

			1,791,265

TOTAL CONVERTIBLE PREFERRED STOCK — 0.83% (Cost $2,493,758)		$	2,551,306

PREFERRED STOCK
Communications — 0.33%
3,196	Frontier Communications Corp (l)		317,802
10,145	T-Mobile US Inc		697,976

			1,015,778

Consumer, Non-cyclical — 0.15%
9,102	Tyson Foods Inc		468,844

Financial — 0.32%
384	Ally Financial Inc (d)		388,020
4,800	Citigroup Inc (e)		127,968
13,425	Federal National Mortgage Association (e)(l)		50,344

Shares			Fair Value

Financial — (continued)
16,517	GMAC Capital Trust I	$	429,112

			995,444

TOTAL PREFERRED STOCK — 0.80% (Cost $2,678,535)		$	2,480,066

WARRANTS
Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 07/10/2019 (l)		15,729

TOTAL WARRANTS — 0.01% (Cost $16,362)		$	15,729

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.81%
$7,000,000	Federal Home Loan Bank
	0.04%, 07/08/2015		6,999,952
4,750,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015		4,750,000

			11,749,952

U.S. Treasury Bonds and Notes — 0.03%
100,000	U.S. Treasury Bills(m)
	0.02%, 07/02/2015		100,000

Repurchase Agreements — 5.26%
811,020	Undivided interest of 4.17% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $811,020 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (n)		811,020

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$3,852,555	Undivided interest of 4.53% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $3,852,555 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (n)	$3,852,555

3,852,555	Undivided interest of 4.53% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $3,852,555 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (n)	3,852,555

Principal Amount(a)				Fair Value

Repurchase Agreements — (continued)
$3,852,555	Undivided interest of 8.18% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $3,852,555 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (n)		$	3,852,555

3,852,555	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $3,852,555 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (n)			3,852,555

				16,221,240

TOTAL SHORT TERM INVESTMENTS — 9.10% (Cost $28,071,192)		$		28,071,192

TOTAL INVESTMENTS — 103.81% (Cost $328,344,266)		$		320,355,478

OTHER ASSETS & LIABILITIES, NET — (3.81)%		$		(11,763,377)

TOTAL NET ASSETS — 100.00%		$		308,592,101

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $119,431,486 and $117,155,717, respectively, representing 37.96% of net assets.

(e)	All or a portion of the security is on loan at June 30, 2015.
(f)	Security is fair valued under procedures adopted by the Board of Directors.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)

Security in default; no interest payments received during the last 12 months. At June 30, 2015, the aggregate cost and fair value of such securities was $893,019 and $508,320, respectively, representing 0.16% of net assets.

(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in bankruptcy at June 30, 2015.
(k)

Security in default; some interest payments received during the last 12 months. At June 30, 2015, the aggregate cost and fair value of such securities was $99,514 and $61,000, respectively, representing 0.02% of net assets.

(l)	Non-income producing security.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(n)	Collateral received for securities on loan.
TLB	Term Loan B

At June 30, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Jeld-Wen	4.29%	06/30/2022	06/26/2015	$348,250	$350,000	0.12%
Talbots Inc	9.50	03/19/2021	06/17/2015	225,502	225,400	0.07
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	198,267	191,761	0.06

				$772,019	$767,161	0.25%

At June 30, 2015, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	272,363	CAD	345,000	July 2015	$(3,782)
WES	USD	128,092	CAD	162,200	July 2015	(1,737)
HSB	USD	169,408	CAD	214,400	July 2015	(2,202)
JPM	USD	338,888	CAD	429,000	July 2015	(4,493)
CIT	USD	409,748	EUR	373,500	September 2015	(6,968)
DB	USD	581,061	GBP	381,100	September 2015	(17,361)
BB	CAD	116,900	USD	93,762	July 2015	(193)
JPM	EUR	107,300	USD	117,871	September 2015	1,844
UBS	EUR	104,400	USD	116,302	September 2015	178
GS	EUR	60,100	USD	67,869	September 2015	(816)

					Net Depreciation	$ (35,530)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

At June 30, 2015, the Fund held the following outstanding credit default swaps:

Reference Obligation	Notional Value	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating (a)
North America High Yield 24	$2,885,850	$(18,183)	$141,200	5.00%	June 20, 2020	$179,478	Buy	B+

(a)  Ratings are presented for credit default contracts in which the Fund has bought protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
DB	Deutche Bank
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $15,678,291 of securities on loan)(a)	$304,134,238
Repurchase agreements, fair value(b)	16,221,240
Cash	1,006,858
Subscriptions receivable	143,206
Receivable for investments sold	3,035,218
Variation margin on centrally cleared credit default swaps	151,023
Unrealized appreciation on forward foreign currency contracts	2,022
Dividends and interest receivable	4,479,297

Total Assets	329,173,102

LIABILITIES:
Payable to investment adviser	204,259
Payable for administrative services fees	3,564
Payable upon return of securities loaned	16,221,240
Redemptions payable	1,402,308
Payable for investments purchased	2,712,078
Unrealized depreciation on forward foreign currency contracts	37,552

Total Liabilities	20,581,001

NET ASSETS	$308,592,101

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,219,615
Paid-in capital in excess of par	326,220,625
Net unrealized depreciation	(7,844,840)
Undistributed net investment income	798,063
Accumulated net realized loss	(13,801,362)

NET ASSETS	$308,592,101

NET ASSETS BY CLASS
Initial Class	$11,545,180

Institutional Class	$297,046,921

CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	1,391,518
Institutional Class	30,804,630

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.30

Institutional Class	$9.64

(a) Cost of investments	$312,123,026
(b) Cost of repurchase agreements	$16,221,240

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$10,234,844
Income from securities lending	67,384
Dividends	137,954

Total Income	10,440,182

EXPENSES:
Management fees	1,689,124
Administrative services fees - Initial Class	6,871

Total Expenses	1,695,995

NET INVESTMENT INCOME	8,744,187

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,280,109
Net realized gain on credit default swaps	43,172
Net realized gain on forward foreign currency contracts	182,665

Net Realized Gain	2,505,946

Net change in unrealized depreciation on investments and foreign currency translations	(1,614,019)
Net change in unrealized appreciation on credit default swaps	169,707
Net change in unrealized depreciation on forward foreign currency contracts	(90,331)

Net Change in Unrealized Depreciation	(1,534,643)

Net Realized and Unrealized Gain	971,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,715,490

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Putnam High Yield Bond Fund

OPERATIONS:
Net investment income	$8,744,187	$14,126,404
Net realized gain	2,505,946	2,605,435
Net change in unrealized depreciation	(1,534,643)	(12,756,072)

Net Increase in Net Assets Resulting from Operations	9,715,490	3,975,767

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(319,809)	(13,974,337)
Institutional Class	(7,706,046)	N/A

From net investment income	(8,025,855)	(13,974,337)

Total Distributions	(8,025,855)	(13,974,337)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	37,635,062	126,850,612
Institutional Class	313,799,932	N/A
Shares issued in reinvestment of distributions
Initial Class	319,809	13,974,337
Institutional Class	7,706,046	N/A
Shares redeemed
Initial Class	(376,081,759)	(48,057,638)
Institutional Class	(13,709,275)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(30,330,185)	92,767,311

Total Increase (Decrease) in Net Assets	(28,640,550)	82,768,741

NET ASSETS:
Beginning of period	337,232,651	254,463,910

End of period(a)	$308,592,101	$337,232,651

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,477,226	14,626,029
Institutional Class	31,403,059	N/A
Shares issued in reinvestment of distributions
Initial Class	38,300	1,639,233
Institutional Class	794,438	N/A
Shares redeemed
Initial Class	(43,607,599)	(5,582,817)
Institutional Class	(1,392,867)	N/A

Net Increase (Decrease)	(8,287,443)	10,682,445

(a) Including undistributed net investment income:	$798,063	$79,731

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011		2010
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.33		$8.54		$8.36		$7.68		$8.01		$7.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(a)	0.42	(a)	0.47	(a)	0.52	(a)	0.49		0.59
Net realized and unrealized gain (loss)	–		(0.24)		0.16		0.62		(0.32)		0.42

Total From Investment Operations	0.21		0.18		0.63		1.14		0.17		1.01

LESS DISTRIBUTIONS:
From return of capital	–		–		–		–		(0.00)	(b)	–
From net investment income	(0.24)		(0.39)		(0.45)		(0.46)		(0.50)		(0.59)

Total Distributions	(0.24)		(0.39)		(0.45)		(0.46)		(0.50)		(0.59)

NET ASSET VALUE, END OF PERIOD	$8.30		$8.33		$8.54		$8.36		$7.68		$8.01

TOTAL RETURN(c)	2.47%(d)		2.09%		7.65%		15.00%		2.24%		13.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,545		$337,233		$254,464		$206,649		$118,735		$83,555
Ratio of expenses to average net assets	1.10	%(e)	1.10%		1.10%		1.10%		1.10%		1.10%
Ratio of net investment income to average net assets	4.97	%(e)	4.80%		5.50%		6.32%		6.83%		7.82%
Portfolio turnover rate(f)	32	%(d)	53%		56%		52%		67%		120%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Putnam High Yield Bond Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.10)

LESS DISTRIBUTIONS:
From net investment income	(0.26)

Total Distributions	(0.26)

NET ASSETS VALUE, END OF PERIOD	$9.64

TOTAL RETURN(c)	(1.04%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$297,047
Ratio of expenses to average net assets	0.75%	(e)
Ratio of net investment income to average net assets	5.55%	(e)
Portfolio turnover rate(f)	32%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

  Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

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The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Bank Loans	$—	$	15,811,805	$	—	$	15,811,805
Corporate Bonds and Notes	—		266,781,860		3,985		266,785,845
Convertible Bonds	—		773,815		—		773,815
Common Stock	3,864,013		—		1,707		3,865,720
Convertible Preferred Stock	1,192,965		1,358,341		—		2,551,306
Preferred Stock	607,424		1,872,642		—		2,480,066
Warrants	15,729		—		—		15,729
Short Term Investments	—		28,071,192		—		28,071,192

Total investments, at fair value	5,680,131		314,669,655		5,692		320,355,478
Other Financial Investments:
Forward Foreign Currency Contracts (a)	—		2,022		—		2,022

Total Assets	$5,680,131	$	314,671,677	$	5,692	$	320,357,500

Liabilities

Other Financial Investments:
Forward Foreign Currency Contracts (a)	$—	$	(37,552)	$	—	$	(37,552)
Credit Default Swaps	—		(18,183)		—		(18,183)

Total Liabilities	$0	$	(55,735)	$	0	$	(55,735)

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

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Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and foreign currency adjustments.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

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Federal tax cost of investments	$	328,361,391

Gross unrealized appreciation on investments		4,978,787
Gross unrealized depreciation on investments		(12,984,700)

Net unrealized depreciation on investments	$	(8,005,913)

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

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Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $2,403,643 in forward contracts for the reporting period.

Credit Default Swaps

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Credit default swap contracts are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.

The Fund operates as a buyer of protection to decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $2,254,407 in credit default swaps for the reporting period.

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Valuation of derivative investments as of June 30, 2015 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation	$179,478(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,022	Unrealized depreciation on forward foreign currency contracts	$37,552

(a)	Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$43,172	Net change in unrealized appreciation on credit default swaps	$169,707

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$182,665	Net change in unrealized depreciation on forward foreign currency contracts	$(90,331)

3.	OFFSETTING ASSETS AND LIABILITIES

The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 30, 2015.

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Derivative Assets (forward contracts)	$ 2,022	$ (1,844)	$ -	$ -	$ 178
Derivative Liabilities (forward contracts)	$ 37,552	$ (1,844)	$ -	$ -	$ 35,708

(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

  Semi-Annual Report - June 30, 2015

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

5.	PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $103,893,652 and $131,277,382, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $15,678,291 and received collateral of $16,221,240 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2015. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Securities lending transactions	Total(a)
Corporate Bonds and Notes	$15,503,316
Common Stock	64,500
Preferred Stock	110,475

Total secured borrowings	$15,678,291

(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

7.	INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam High Yield Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable index and peer group. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, second, second and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund underperformed its benchmark index for the same periods. However, the Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest among its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was above the average and the median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total expense ratio was above the average and median expense ratio of its peer universe, the Fund’s total annual operating expense ratio was the same as the average and less than the median expense ratio of its peer group and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the Board had considered that any fees charged to other accounts managed by the Sub-Adviser were competitive with the fee charged to GWCM for the Fund, such information regarding the Sub-Adviser was not necessary to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM and the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM and the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1) Not required in filing.

              (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

              (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015